Leases - Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating lease costs
Fixed lease cost	$ 4,138	$ 2,631	$ 11,944	$ 7,389
Variable lease cost	0	41	252	(79)
Total operating lease costs	$ 4,138	$ 2,672	$ 12,196	$ 7,310